(LOSS) EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
(LOSS) EARNINGS PER SHARE
Schedule of earnings per share

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
(Loss) profit
(Loss) profit for the purpose of basic and diluted (loss) earnings per share	3,784	(33,171)	(21,955)

	Year ended December 31,
	2016	2017	2018
Number of shares
Weighted average number of ordinary share outstanding- basic and diluted	401,602,159	418,314,541	419,546,514

Basic net (loss) earnings per share	0.01	(0.1)	(0.05)
Diluted net (loss) earnings per share	0.01	(0.1)	(0.05)

Schedule of anti-dilutive shares by type

	Year ended December 31,
	2016	2017	2018
Options	330,000	220,000	220,000
Non-vested restricted shares	950,000	940,000	940,000
	1,280,000	1,160,000	1,160,000